2. Summary of Significant Accounting Policies: (e) Mineral Properties (Policies)	12 Months Ended
Dec. 31, 2018
Policies
(e) Mineral Properties

(e)   Mineral Properties

Mineral property acquisition and exploration costs are expensed as incurred. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs incurred to develop such property are capitalized. Such costs will be amortized using the units-of-production method over the estimated life of the probable reserve. If mineral properties are subsequently abandoned or impaired, any capitalized costs will be charged to operations.